Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation, beginning of year	$61.9	$57.5	$315.2	$264.7
Service cost	—	—	8.7	10.4
Interest cost	2.2	2.6	12.6	12.5
Curtailments	—	—	(3.4)	—
Transfers	—	—	(0.3)	(0.1)
Actuarial (gain) loss	(5.9)	6.0	(0.6)	20.4
Plan participant contributions	—	—	0.4	2.2
Benefits paid	(4.4)	(4.2)	(6.7)	(5.6)
Currency exchange rate changes	—	—	5.7	10.7
Benefit obligation, end of year	$53.8	$61.9	$331.6	$315.2

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.0	$34.7	$296.4	$250.4
Actual return on plan assets	4.6	2.8	(4.2)	21.2
Plan participant contributions	—	—	0.4	2.2
Company contributions	2.9	2.7	15.0	17.7
Benefits paid	(4.4)	(4.2)	(6.7)	(5.6)
Currency exchange rate changes	—	—	4.9	10.5
Fair value of plan assets, end of year	$39.1	$36.0	$305.8	$296.4
Funded Status at End of Year
Funded status, end of year	$(14.7)	$(25.9)	$(25.8)	$(18.8)
Amounts Recognized
Noncurrent assets	$17.2	$11.6	$30.8	$31.4
Current liabilities	(2.9)	(2.9)	(0.2)	(0.3)
Noncurrent liabilities	(29.0)	(34.6)	(56.4)	(49.9)
Net amount recognized	$(14.7)	$(25.9)	$(25.8)	$(18.8)

Amounts recognized in accumulated other comprehensive income (loss), net of tax
Amounts recognized in accumulated other comprehensive income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2013	2012	2013	2012
Net loss	$9.5	$15.8	$25.3	$14.8
Prior service cost	0.1	0.1	4.8	6.3
Total	$9.6	$15.9	$30.1	$21.1

Plans with accumulated benefit obligations in excess of fair value of plan assets
The accumulated benefit obligation for our plans that have plan assets was $291.7 and $272.8 as of December 31, 2013 and 2012, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assetsas follows:

December 31	2013	2012
Accumulated benefit obligation	$10.3	$9.2
Plan assets	9.8	8.5

Plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2013	2012
Projected benefit obligation	$53.4	$16.7
Plan assets	44.8	12.4

Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Loss (Income)
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2013	2012	2011
Service cost	$8.7	$10.4	$9.9
Interest cost	14.8	15.1	15.5
Expected return on assets	(13.2)	(14.7)	(15.2)
Curtailment and settlement	(2.3)	—	(1.0)
Net loss (gain)	3.3	1.1	(0.2)
Prior service cost	0.5	0.7	0.7
Net periodic benefit cost	11.8	12.6	9.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss
Net loss	6.8	15.4	11.6
Prior service credit	(1.1)	—	—
Amortization of net (loss) gain	(3.3)	(1.1)	0.2
Amortization of prior service cost	(0.5)	(0.7)	(0.7)
Total recognized in other comprehensive loss	1.9	13.6	11.1
Total recognized in net periodic benefit cost and other comprehensive loss	$13.7	$26.2	$20.8

Weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2013	2012	2013	2012
Discount rate	4.6%	3.7%	4.1%	4.2%
Rate of compensation increase	3.0%	3.0%	3.8%	3.6%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2013	2012	2011	2013	2012	2011
Discount rate	3.7%	4.6%	5.1%	4.2%	4.7%	5.1%
Expected long-term return on plan assets	6.0%	6.3%	7.0%	4.0%	4.7%	5.3%
Rate of compensation increase	3.0%	3.0%	4.0%	3.6%	4.0%	4.3%

Fair value of plan assets by asset category
The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets, except for the insurance contract that is measured at the present value of expected future benefit payments using the Deutsche National Bank interest curve. The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$0.9	$0.9	$—	$—	$1.7	$1.7	$—	$—
Equity securities:
United States companies	15.5	15.5	—	—	—	—	—	—
International companies	—	—	—	—	36.6	36.6	—	—
Fixed income securities:
Government bonds(2)	22.7	—	22.7	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	44.8	—	44.8	—
Annuity contract	—	—	—	—	33.4	—	33.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Insurance contract	—	—	—	—	80.9	—	—	80.9
Real estate funds	—	—	—	—	7.1	—	7.1	—
	$39.1	$16.4	$22.7	$—	$305.8	$139.6	$85.3	$80.9

(1)	This category includes a prime obligations money market portfolio.

(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.

(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$—	$—	$2.6	$2.6	$—	$—
Equity securities:
United States companies	16.1	16.1	—	—	—	—	—	—
International companies	—	—	—	—	72.8	72.8	—	—
Fixed income securities:
Government bonds(2)	18.1	—	18.1	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	112.9	—	112.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Real estate funds	—	—	—	—	6.8	—	6.8	—
	$36.0	$17.9	$18.1	$—	$296.4	$176.7	$119.7	$—

(1)	This category includes a prime obligations money market portfolio.

(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.

(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

Changes in fair value of insurance contract
The following table summarizes the changes in fair value of the insurance contract, which is measured using Level 3 inputs. These contracts were purchased upon amendment of our Dutch pension plan effective as of January 1, 2013. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2013
Balance, beginning of year	$—
Transfers into Level 3	85.9
Unrealized loss	(7.7)
Purchases, sales and settlements, net	(0.6)
Currency exchange rate changes	3.3
Balance, end of year	$80.9

Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2013	2012
Change in Benefit Obligation
Benefit obligation, beginning of year	$31.5	$28.5
Service cost	—	0.1
Interest cost	1.1	1.3
Actuarial (gain) loss	(0.9)	3.2
Benefits paid	(2.3)	(1.9)
Plan participant contributions	0.2	0.2
Retiree drug subsidy reimbursement	0.1	0.1
Plan amendment	(11.2)	—
Benefit obligation, end of year	$18.5	$31.5
Funded Status at End of Year
Funded status, end of year	$(18.5)	$(31.5)
Amounts Recognized
Current liabilities	$(2.0)	$(1.8)
Noncurrent liabilities	(16.5)	(29.7)
Net amount recognized	$(18.5)	$(31.5)

Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Loss (Income)
The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$0.1	$0.1
Interest cost	1.1	1.3	1.3
Net loss	0.3	—	—
Prior service credit	(0.2)	—	—
Net periodic benefit cost	1.2	1.4	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Net (gain) loss	(0.9)	3.2	3.3
Prior service credit	(11.2)	—	—
Amortization of net (loss) gain	(0.3)	—	—
Amortization of prior service credit	0.2	—	—
Total recognized in other comprehensive income (loss)	(12.2)	3.2	3.3
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(11.0)	$4.6	$4.7

Effect of one-percentage-point change in assumed health care cost trend rates
The health care cost trend rate was assumed to be 7.5% for 2013, decreasing gradually to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.1	$(0.1)
Effect on benefit obligation	0.2	(0.2)

Defined Benefit Pension Plans and Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected future benefit payments
During 2014, we plan to contribute $13.3 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2013 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan
2014	$11.6	$1.9
2015	12.2	1.6
2016	12.6	1.6
2017	13.9	1.5
2018	14.2	1.5
2019 – 2023	83.5	6.5
Total projected benefit payments	$148.0	$14.6